Amplify Transformational Data Sharing ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 97.2%
Banks - 5.3%
China Construction Bank Corp.	5,389,260	$4,087,170
Silvergate Capital Corp. - Class A (a)	257,366	23,950,480
		28,037,650
Diversified Financials - 18.1%
CME Group, Inc.	25,273	4,593,115
Diginex Ltd. (a) (b)	755,026	11,582,099
Galaxy Digital Holdings Ltd. (a)	2,043,895	14,688,872
Hut 8 Mining Corp. (a) (b)	3,820,199	14,489,122
IG Group Holdings PLC	448,501	4,608,834
Intercontinental Exchange, Inc.	163,665	18,060,433
Nasdaq, Inc.	46,742	6,322,790
Plus500 Ltd.	313,886	5,777,980
SBI Holdings, Inc.	418,824	10,428,116
Vontobel Holding AG	49,325	3,995,284
VPC Impact Acquisition Holdings - Class A (a)	121,326	1,811,397
		96,358,042

Media & Entertainment - 11.6%
Alphabet, Inc. - Class A (a)	4,211	7,695,013
Baidu, Inc. - ADR (a)	50,053	11,763,456
Kakao Corp. (a)	28,473	11,225,275
LINE Corp. (a) (b)	–	–
NAVER Corp.	26,001	7,972,772
NetEase, Inc. - ADR	63,445	7,295,541
Tencent Holdings Ltd.	48,331	4,248,228
Z Holdings Corp.	1,829,116	11,357,650
		61,557,935
Retailing - 9.0%
Alibaba Group Holding Ltd. - ADR (a)	45,440	11,534,035
Amazon.com, Inc. (a)	1,686	5,405,653
JD.com, Inc. - ADR (a)	111,189	9,861,353
Overstock.com, Inc. (a) (b)	168,232	13,054,803
Rakuten, Inc. (a)	798,911	7,848,388
		47,704,232
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	102,343	8,764,655
NVIDIA Corp.	19,039	9,892,474
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	79,297	9,636,172
		28,293,301
Software & Services - 42.7%
Accenture PLC - Class A	17,302	4,185,700
Akamai Technologies, Inc. (a)	32,731	3,634,123
Bitfarms Ltd./Canada (a)	818,575	2,131,656
Digital Garage, Inc.	346,917	11,873,573
DocuSign, Inc. (a)	31,345	7,299,937
GMO internet, Inc.	521,074	14,749,958
Hive Blockchain Technologies Ltd. (a)	8,020,283	15,115,450
International Business Machines Corp.	46,623	5,553,265
Marathon Patent Group, Inc. (a) (b)	1,228,545	25,480,023
Microsoft Corp.	17,229	3,996,439
MicroStrategy, Inc. (a) (b)	56,668	34,981,723
MoneyGram International, Inc. (a)	972,016	7,455,363
Northern Data AG (a) (b)	76,354	7,301,549
OneConnect Financial Technology Co. Ltd. - ADR (a)	239,696	4,918,562
Opera Ltd. - ADR (a) (b)	467,884	4,028,481
Oracle Corp.	69,039	4,172,027
PayPal Holdings, Inc. (a)	82,028	19,219,981
Recruit Holdings Co. Ltd.	71,189	3,086,930
Riot Blockchain, Inc. (a) (b)	537,225	11,023,857
Square, Inc. - Class A (a)	94,762	20,464,801
Visa, Inc. - Class A	29,387	5,679,038
Voyager Digital Ltd. (a) (b)	1,575,336	10,175,777
		226,528,213
Technology Hardware & Equipment - 4.2%
Canaan, Inc. - ADR (a) (b)	2,046,345	9,331,333
Ebang International Holdings, Inc. - Class A (a) (b)	1,077,944	5,529,853
Samsung Electronics Co. Ltd.	102,535	7,516,422
		22,377,608
Telecommunication Services - 1.0%
SoftBank Group Corp.	65,926	5,103,136
Total Common Stocks (Cost $394,065,795)		515,960,117

UNIT INVESTMENT TRUSTS - 1.4%
Grayscale Bitcoin Trust BTC (a) (b)	212,328	7,365,658
Total Unit Investment Trusts (Cost $3,320,002)		7,365,658

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.03% (c)	298,891	298,891
Total Money Market Funds (Cost $298,891)		298,891
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.1%
First American Government Obligations Fund - Class X - 0.04% (c)	101,478,731	101,478,731
Total Investments Purchased with Proceeds from Securities Lending (Cost $101,478,731)		101,478,731
Total Investments - 117.8%
(Cost $499,163,419)		$625,103,397

Percentages are based on Net Assets of $530,515,044.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31. 2021. Total value of securities out on loan is $101,403,515 or 19.1% of net assets.
(c)	Seven-day yield as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Britain	$4,608,834
Canada	31,736,228
China	68,569,530
Germany	7,301,549
Hong Kong	11,582,099
Ireland	4,185,700
Israel	5,777,980
Japan	64,447,752
Norway	4,028,481
South Korea	26,714,470
Switzerland	3,995,283
Taiwan	9,636,171
United States	280,741,698
Money Market Funds	298,891
Investments Purchased with Proceeds from Securities Lending	101,478,731
Total Level 1	625,103,397
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$625,103,397

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended January 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.